Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 11 — Income Taxes

Edison Nation, Inc. is taxed as a corporation and pays corporate federal, state and local taxes on income allocated to it from Fergco, Edison Nation Holdings, LLC, Edison Nation, LLC, Safe TV Shop, LLC, Everyday Edisons, LLC and Pirasta, LLC based upon Edison Nation, Inc.’s economic interest in those entities. Cloud B, Inc. is taxed as a corporation and pays corporate federal, state and local taxes on its income. The Company has three foreign entities of which only SRM has operations, SRM is an entity subject to the Hong Kong, China tax regime. The Hong Kong tax returns remain subject to examination by local taxing authorities beginning with the tax year ended December 31, 2011.

Cloud B, Inc. was a Subchapter S pass-through entity for income tax purposes prior to its acquisition by the Company on October 29, 2018. Accordingly, Cloud B, Inc. was not subject to income taxes prior to the acquisition and therefore the tax provision related to the United States income is only for the period from October 29, 2018 to December 31, 2018.

Edison Nation Holdings, LLC and its subsidiaries are disregarded limited liability corporation entities for income tax purposes. Accordingly, EN was not subject to income taxes prior to the acquisition on September 4, 2018 and the results of operations were not material therefore the tax provision related to the United States income is only for the period from September 4, 2018 to December 31, 2018.

Fergco was a Subchapter S pass-through entity for income tax purposes prior to its acquisition by the Company on September 30, 2017. Accordingly, Fergco was not subject to income taxes prior to the acquisition and therefore the tax provision related to the United States income is only for the period from October 1, 2017 to December 31, 2017.

United States and foreign components of income before income taxes were as follows:

	For the Years
	Ended December 31,
	2018	2017
United States	(5,828,261)	49,097
Foreign	788,159	1,617,439
Income before income taxes	$(5,040,102)	$1,666,536

The tax effects of temporary differences that give rise to deferred tax assets or liabilities are presented below:

	For the Years
	Ended December 31,
	2018	2017
Deferred tax assets:
Stock-based compensation	$682,115	$—
Goodwill and intangible assets	19,410	—
Net operating loss carryforwards	493,063	50,524
Less: valuation allowance	(1,194,587)	(50,524)
Net deferred tax assets	$—	$—

Deferred tax liabilities:
Property and equipment	$341	$34,209
Net deferred tax liabilities	$341	$34,209
Net deferred tax liabilities	$341	$34,209

As of December 31, 2018 and 2017, the Company had $1,820,685 and $240,591 of federal and state net operating loss carryforwards for income tax purposes. In connection with the IPO the Company does not believe the ownership change resulted in the loss of past net operating loss carryforwards. The above net operating loss carryforwards may be subject to an annual limitation under Section 382 and 383 of the Internal Revenue Code of 1986, and similar state provisions if the Company experiences one or more ownership changes. The Company believes the goodwill acquired in the Edison Nation Holdings acquisition is deductible for tax purposes. The Company evaluates its ability to realize deferred tax assets on a quarterly basis and establishes a valuation allowance when it is more likely than not that all or a portion of a deferred tax asset may not be realized. As of December 31, 2018 and 2017, the Company recognized a deferred tax asset of $1,194,587 and $50,524, respectively. However, these deferred tax assets will be utilized upon the Company generating taxable income. As of December 31, 2018 and 2017, the Company established a full valuation allowance in the amount of $1,194,587 and $50,524, respectively, against the deferred tax asset.

The income tax provision (benefit) consists of the following:

	For the Years
	Ended December 31,
	2018	2017
Current:
Federal	$10,185	$27,513
Foreign	292,491	71,125
State and local	35,107	6,069
Total current	$337,783	$104,707

Deferred:
Federal	$(21,450)	$23,249
Foreign	(2,316)	(3,153)
State and local	(10,102)	8,302
Total deferred	$(33,868)	$28,398
Income tax provision (benefit)	$303,915	$133,105

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For the Years
	Ended December 31,
	2018	2017
Tax at federal statutory rate	21.0%	34.0%
Effect of U.S. tax law change	0.0%	(0.9)%
U.S. income attributable to pass-through entity	0.0%	(4.4)%
U.S. income subject to valuation allowance	(20.5)%	4.9%
State and local income taxes	0.0%	0.9%
Foreign income not subject to U.S. federal tax	0.0%	(33.0)%
Foreign tax	(6.3)%	4.1%
Other	(0.2)%	2.4%
Effective income tax rate	(6.0)%	8.0%

The statutory federal income tax rate differs from the Company’s effective tax rate due to the valuation allowance related to deferred tax assets and net operating losses and foreign income taxes in Hong Kong.